Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of variations in quantity of options

Stock Options Program Table

Grant date	Options granted	Expiry date	Base Price	Balance at the beginning of the year	Granted during the year	Exercise during exercise	Expired during exercise	Overdue during the year	Balance at the end of the year

2014-2016 Plan – 3rd Grant	3,922,204	Nov 2022	R$ 8.10	295,063	-	(182,511)	-	-	112,552
2014-2016 Plan – 2nd Grant	3,355,229	Oct 2021	R$ 8.45	21,771	-	(21,771)	-	-	0
Plan 2014-2016-1st Grant	1,687,686	Sep 2020	R$ 13.42	-	-	-	-	-	-
2011-2013 Plan – 3rd Grant	3,072,418	July 2019	R$ 8.13	-	-	-	-	-	-
2011-2013 Plan – 2nd Grant	2,661,752	Sep 2018	R$ 8.96	-	-	-	-	-	-
2011-2013 Plan – 1st Grant	2,833,595	Aug 2017	R$ 8.84	-	-	-	-	-	-
Total	17,532,884			316,834	-	(204,282)	-	-	112,552
Weighted average price of the balance of grants				R$ 8.10

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant:	Shares granted	Expiry date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year*			Paid in cash*			Canceled during the year	Balance at the end of the year
						Volume Vested	Performance change	Additional Dividends	Volume Vested	Performance change	Additional dividends

2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	-	3,431,610	-	-	-	-	-	-	(311,876)	3,119,734
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	796,054	-	(206,578)	(51,634)	(8,933)	-	-	-	(70,378)	519098
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	687,895	-	(207,859)	(78,111)	(23,252)	-	-	-	(53,006)	427,030
2018-2020 Plan 2018 Grant*	849,932	Apr 2021	R$ 14.41	199,594	-	(187,039)	(42,854)	(22,250)	(9,101)	(2,305)	(1,094)	(3,454)	-
Total	6,008,258			1,683,543	3,431,610	(601,476)	(172,599)	(54,435)	(9,101)	(2,305)	(1,094)	(438,714)	4,065,862
Weighted average price of the balance of grants			R$ 12.96

Schedule of significant data included in model

The significant data included in the model, for the Stock Option Grants, was as follows:

Grant date	Base price - weighted average share in the period of measurement of the grant	Volatility	Expected life of the option	Annual interest rate without risk
2011 Grant	R$ 8.84	51.73% p.a.	6 years	11.94% p.a.
2012 Grant	R$ 8.96	50.46% p.a.	6 years	8.89% p.a.
2013 Grant	R$ 8.13	48.45% p.a.	6 years	10.66% p.a.
2014 Grant	R$ 13.42	44.60% p.a.	6 years	10.66% p.a.
2015 Grant	R$ 8.45	35.50% p.a.	6 years	16.10% p.a.
2016 Grant	R$ 8.10	36.70% p.a.	6 years	11.73% p.a.